Employee Benefit Plans (Amounts In Accumulated Other Comprehensive Income, Pre-Tax, Expected To Be Recognized As Components Of Net Periodic Benefit Cost Over The Next Fiscal Year) (Details) (JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
Mar. 31, 2013
Employee Benefit Plans [Abstract]
Net actuarial loss	¥ 3,295
Net prior service cost	(1,544)
Total	¥ 1,751